Schedule of Fair Value of Financial Assets And Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	$ 1,305,281
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	1,305,281
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	141,030
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	141,030
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	1,667,633
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	$ 1,667,633